Note 15 - Fair Value of Financial Instruments (Details Textual) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Note To Financial Statement Details Textual
Debt and Lease Obligation, Total	$ 120.6	$ 120.6
Long-term Debt, Fair Value	$ 106.3	$ 113.8